Commitments and Contingencies - Narrative (Details)		12 Months Ended
	Jul. 02, 2019 USD ($)	Dec. 31, 2019 USD ($) location defendent	Dec. 31, 2018 USD ($) location shares	Dec. 31, 2017 USD ($) location shares
Loss Contingencies [Line Items]
Rent expense		$ 300,000	$ 300,000	$ 400,000
Number of defendant establishments | defendent		10
Number of video gaming locations | location		2,312	1,686
Note receivable issued to stockholder				(975,000)
Loss due to settlement agreements			$ 400,000
Illinois Gold Rush, Inc. vs. The Company
Loss Contingencies [Line Items]
Settlement amount paid				$ 3,500,000
Number of video gaming locations | location				4
Decrease in location contract assets				$ 1,000,000.0
Illinois Gold Rush, Inc. vs. The Company | Class A Common Stock
Loss Contingencies [Line Items]
Number of shares issued in settlement (in shares) | shares				32,745
Settlement of notes receivable (in shares) | shares			(46,667)
Illinois Gold Rush, Inc. vs. The Company | Stockholder Note Receivable
Loss Contingencies [Line Items]
Note receivable issued to stockholder				$ 3,300,000
Illinois Gold Rush, Inc. vs. The Company | Treasury Stock
Loss Contingencies [Line Items]
Settlement of notes receivable (in shares) | shares			46,667
Illinois Gaming Investors, LLC vs. The Company
Loss Contingencies [Line Items]
Damages sought	$ 10,000,000